Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson Mid Cap Value Fund	Oct. 28, 2021
Class A
Operating Expenses:
Management Fees	0.49%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.97%
Class C
Operating Expenses:
Management Fees	0.49%	[1]
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.66%
Class S
Operating Expenses:
Management Fees	0.49%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.02%
Class I
Operating Expenses:
Management Fees	0.49%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.62%
Class N
Operating Expenses:
Management Fees	0.49%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.52%
Class R
Operating Expenses:
Management Fees	0.49%	[1]
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.27%
Class T
Operating Expenses:
Management Fees	0.49%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.77%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.